united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 08/31

Date of reporting period: 02/28/2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Tactical Multi-Purpose Fund

Semi-Annual Report

February 28, 2022

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive
Camas, Washington 98607
(800) 550-1071

Tactical Multi-Purpose Fund
Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended February 28, 2022)

				Since
				Inception
	Six Months	One Year	Three Year	(3/30/17)
Tactical Multi-Purpose Fund	(0.51)%	(1.01)%	(0.47)%	(0.43)%
ICE BofA 3-Month U.S. Treasury Bill Index(b)	0.02%	0.04%	0.87%	1.14%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated November 30, 2021, were 635.29% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 550-1071.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (800) 550-1071.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Tactical Multi-Purpose Fund
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets as its investment objective.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

Tactical Multi-Purpose Fund
Schedule of Investments
February 28, 2022 (Unaudited)

MONEY MARKET FUNDS - 151.05%	Shares	Fair Value

First American Government Obligations Fund, Class X, 0.03%(a)	36,996	$36,996

Total Money Market Funds (Cost $36,996)		36,996

Total Investments — 151.05% (Cost $36,996)		36,996

Liabilities in Excess of Other Assets — (51.05)%		(12,504)

NET ASSETS — 100.00%		$24,492

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities (Unaudited)
February 28, 2022

Assets
Investments in securities at fair value (cost $36,996)	$36,996
Receivable from Adviser	12,564
Prepaid expenses	792
Total Assets	50,352
Liabilities
Payable to affiliates	14,656
Other accrued expenses	11,204
Total Liabilities	25,860
Net Assets	$24,492
Net Assets consist of:
Paid-in capital	24,761
Accumulated deficit	(269)
Net Assets	$24,492
Shares outstanding (unlimited number of shares authorized, no par value)	2,501
Net asset value, offering and redemption price per share	$9.79

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund
Statement of Operations
For the six months ended February 28, 2022 (Unaudited)

Investment Income
Interest income	$3
Total investment income	3

Expenses
Fund accounting	14,878
Administration	14,876
Legal	10,718
Trustee	7,250
Transfer agent	5,951
Compliance services	5,951
Audit and tax	5,832
Custodian	2,480
Report printing	1,235
Registration	183
Adviser	31
Miscellaneous	9,232
Total expenses	78,617
Fees waived and expenses reimbursed by Adviser	(78,036)
Fees reduced by Administrator	(460)
Net operating expenses	121
Net investment loss	(118)

Net decrease in net assets resulting from operations	$(118)

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 28, 2022	Ended August 31,
	(Unaudited)	2021
Decrease in Net Assets due to:
Operations
Net investment loss	$(118)	$(224)
Net decrease in net assets resulting from operations	(118)	(224)

Total Decrease in Net Assets	(118)	(224)

Net Assets
Beginning of period	24,610	24,834
End of period	$24,492	$24,610

See accompanying notes which are an integral part of these financial statements.

6

Tactical Multi-Purpose Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months Ended
	February 28,		For the Year	For the Year	For the Year	For the Year	For the Period
	2022		Ended August	Ended August	Ended August	Ended August	Ended August
	(Unaudited)		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.84		$9.93	$9.95	$9.93	$9.98	$10.00
Investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.02)	0.02	(0.05)	(0.02)
Net realized and unrealized gain	—(b)		—	— (b)	— (b)	—	—
Total from investment operations	(0.05)		(0.09)	(0.02)	0.02	(0.05)	(0.02)
Net asset value, end of period	$9.79		$9.84	$9.93	$9.95	$9.93	$9.98
Total Return(c)	(0.51	)% (d)	(0.91)%	(0.20)%	0.20%	(0.50)%	(0.20	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$24		$25	$25	$25	$25	$25
Ratio of net expenses to average net assets	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	645.77	% (e)	635.29%	596.00%	589.45%	534.46%	558.98	% (e)
Ratio of net investment income (loss) to average net assets	(0.97	)% (e)	(0.91)%	(0.20)%	0.15%	(0.46)%	(0.49	)% (e)
Portfolio turnover rate	0	% (d)	0%	0%	0%	0%	0	% (d)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Tactical Multi-Purpose Fund
Notes to the Financial Statements
February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open- end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) . The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

8

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

9

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

	Valuation
	Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$36,996	$—	$—	$36,996
Total	$36,996	$—	$—	$36,996

10

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the Adviser earned fees of $31 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers: and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2022, the Adviser may seek repayment of expense reimbursements in the amount as follows:

Recoverable through
August 31, 2022	$73,971
August 31, 2023	146,296
August 31, 2024	155,999
February 28, 2025	78,036

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays the Administrator fees in accordance with the agreements for such services.

The Administrator has agreed to waive fees to the extent necessary that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that the Administrator may recoup any fees waived

11

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

by the Administrator in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. During the six months ended February 28, 2022, the total amount waived by the Administrator was $460.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of the Administrator and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $ 1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to November 15, 2021, these fees were $2,510 for non- Chairman, $2,960 for the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee, and $3,160 for the Independent Chairman of the Board. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the Adviser owned 99.96% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

12

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$36,996

At August 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	(151)
Total accumulated earnings	$(151)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Liquidity Risk Management Program – (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long -term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

14

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During the	Expense
	September 1, 2021	February 28, 2022	Period(a)	Ratio
Actual	$1,000.00	$994.90	$4.93	1.00%
Hypothetical(b)	$1,000.00	$1,019.85	$4.99	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

15

Investment Advisory Agreement Approval (Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on February 17, 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2022, the Board interviewed certain executives of Fisher, including Fisher’s Vice President of Portfolio Engineering. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher will provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who will provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services to be provided by Fisher to the Fund.

(ii)       Fund Performance. The Trustees next noted that Fisher has not deployed the strategy and the Fund has held cash and cash equivalents for the past twelve months. Therefore the Fund did not have performance to report. They discussed market conditions that would trigger deployment of the Fund and the post-deployment investment strategy. Based on the foregoing, the Trustees concluded that Fisher has the ability to manage the Fund successfully in accordance with its investment strategy.

(iii)       Fee Rate and Profitability. The Trustees noted that the Fund’s management fee is in line with or below the peer group and Morningstar category medians and averages. Further, the Board noted that Fisher is waiving its management fee and that it has contractually agreed to waive its management fee and reimburse expenses of the Fund to the extent they exceed 1.00% annually through December 31, 2026. The Board considered the small size of the Fund and the unique nature of the strategy, which will only be deployed under certain circumstances. The Trustees noted that the Fund is not profitable to Fisher.

(iv)       Economies of Scale. The Trustees also considered the extent to which Fisher will realize economies of scale if Fisher deploys the Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee, Fisher will not realize benefits from economies of scale in managing the Fund and therefore reductions or breakpoints are not a consideration at this time.

16

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES TACTICAL MULTI-PURPOSE FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number

●     account balances and account transactions

●     transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes—
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—
to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 550-1071

17

Who we are
Who is providing this notice?	Tactical Multi-Purpose Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

18

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G. Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS

Martin R. Dean, President

Gweneth K. Gosselink,

   Chief Compliance Officer

Zachary P. Richmond,

   Treasurer and Chief Financial Officer

Lynn E. Wood, Assistant Chief

   Compliance Officer

INVESTMENT ADVISER

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, WA 98607

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

19

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2022

Fisher Investments Institutional Group

Stock Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group

Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive,

Camas, Washington 98607

(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
Investment Results (Unaudited)

Average Annual Total Returns as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	-8.09%	6.01%	16.65%
MSCI ACWI Investable Market Index(b)	-5.63%	6.88%	12.49%

			Expense
			Ratios(c)
Gross			0.00%
With Applicable Waivers			0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed and 24 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
Investment Results (Unaudited) – (continued)

Average Annual Total Returns as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	-7.74%	6.40%	16.45%
MSCI ACWI Investable Market Index(b)	-5.63%	6.88%	12.49%

			Expense
			Ratios(c)
Gross			0.00%
With Applicable Waivers			0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed and 24 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Results (Unaudited) – (continued)

Average Annual Total Returns as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	-4.35%	-2.00%	1.40%
ICE Bank of America U.S. Broad Market Index(b)	-4.18%	-2.37%	0.97%

			Expense
			Ratios(c)
Gross			0.03%
With Applicable Waivers			0.03%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE Bank of America U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Results (Unaudited) – (continued)

Average Annual Total Returns as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	-4.35%	-2.19%	1.28%
ICE Bank of America U.S. Broad Market Index(b)	-4.18%	-2.37%	0.97%

			Expense
			Ratios(c)
Gross			0.04%
With Applicable Waivers			0.04%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE Bank of America U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited) – (continued)

(a)	As a percentage of net assets.

The investment objective of the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited) – (continued)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE Bank of America U.S. Broad Market Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited) – (continued)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE Bank of America U.S. Broad Market Index.

Availability of Portfolio Schedule (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.06%	Shares	Fair Value
Argentina — 1.07%
Consumer Discretionary — 1.07%
MercadoLibre, Inc.(a)	2	$2,253
Total Argentina		2,253

Australia — 1.51%
Materials — 1.51%
BHP Group Ltd.(a)	26	881
OZ Minerals Ltd.(a)	77	1,426
Rio Tinto Ltd.(a)	10	858
		3,165
Total Australia		3,165

Brazil — 0.33%
Materials — 0.33%
Vale SA - ADR	38	703
Total Brazil		703

Canada — 1.45%
Industrials — 0.67%
Canadian Pacific Railway Ltd.	20	1,406

Materials — 0.78%
Hudbay Minerals, Inc.(a)	90	734
Lundin Mining Corp.(a)	93	897
		1,631
Total Canada		3,037

China — 4.53%
Communications — 2.51%
51job Inc. - ADR(a)	6	311
Tencent Holdings Ltd. - ADR	78	4,196
Trip.com Group Ltd. - ADR(a)	30	775
		5,282

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

STOCK FUND FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.06% - continued	Shares	Fair Value
China — 4.53% - continued
Consumer Discretionary — 2.02%
Alibaba Group Holding Ltd. - ADR(a)	16	$1,683
JD.com, Inc. - ADR(a)	36	2,579
		4,262
Total China		9,544

France — 4.77%
Consumer Discretionary — 1.17%
Kering SA - ADR(a)	35	2,458

Energy — 0.85%
TotalEnergies SE	35	1,789

Financials — 0.45%
BNP Paribas SA	16	942

Health Care — 0.45%
Sanofi	9	943

Technology — 1.85%
Dassault Systems SE	80	3,902
Total France		10,034

Germany — 1.43%
Consumer Discretionary — 0.43%
Sixt SE(a)	6	900

Industrials — 1.00%
MTU Aero Engines AG(a)	3	727
Siemens AG	9	1,278
Siemens Energy AG(a)	4	96
		2,101
Total Germany		3,001

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

STOCK FUND FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.06% - continued	Shares	Fair Value
Hong Kong — 0.44%
Health Care — 0.44%
Sino Biopharmaceutical Ltd. - ADR(a)	75	$918
Total Hong Kong		918

Italy — 1.03%
Energy — 0.55%
Eni SpA(a)	75	1,163

Financials — 0.48%
Intesa Sanpaolo SpA	390	1,003
Total Italy		2,166

Japan — 3.29%
Industrials — 3.29%
Daifuku Co. Ltd - ADR(a)	42	752
FANUC Corp. - ADR	99	1,819
SMC Corp. - ADR(a)	98	2,936
Yaskawa Electric Corp. - ADR(a)	18	1,439
		6,946
Total Japan		6,946

Korea (Republic Of) — 2.14%
Technology — 2.14%
Samsung Electronics Co. Ltd. - GDR(a)	3	4,514
Total Korea (Republic Of)		4,514

Netherlands — 3.07%
Financials — 0.52%
ING Groep NV	93	1,095

Technology — 2.55%
ASML Holding NV	8	5,373
Total Netherlands		6,468

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

STOCK FUND FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.06% - continued	Shares	Fair Value
Spain — 0.71%
Financials — 0.71%
Banco Bilbao Vizcaya Argentaria SA	142	$842
Banco Santander SA(a)	198	663
		1,505
Total Spain		1,505

Switzerland — 0.75%
Health Care — 0.75%
Novartis AG(a)	18	1,577
Total Switzerland		1,577

Taiwan Province Of China — 3.45%
Technology — 3.45%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68	7,277
Total Taiwan Province Of China		7,277

United Kingdom — 2.31%
Energy — 1.19%
BP PLC	148	722
Shell PLC(a)	68	1,797
		2,519
Health Care — 1.12%
AstraZeneca PLC(a)	12	1,458
GlaxoSmithKline PLC	44	912
		2,370
Total United Kingdom		4,889

United States — 66.78%
Communications — 7.46%
Alphabet, Inc., Class A(a)	4	10,804
Meta Platforms, Inc., Class A(a)	11	2,321
Netflix, Inc.(a)	4	1,578
Uber Technologies, Inc.(a)	29	1,045
		15,748

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

STOCK FUND FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.06% - continued	Shares	Fair Value
United States — 66.78% - continued
Consumer Discretionary — 4.10%
Amazon.com, Inc.(a)	2	$6,142
Home Depot, Inc. (The)	8	2,527
		8,669
Consumer Staples — 3.42%
Costco Wholesale Corp.	10	5,192
Procter & Gamble Co. (The)	13	2,027
		7,219
Energy — 3.54%
Chevron Corp.	15	2,159
Exxon Mobil Corp.	25	1,961
Marathon Oil Corp.	64	1,444
Schlumberger Ltd.	48	1,884
		7,448
Financials — 5.05%
American Express Co.	13	2,529
BlackRock, Inc.	3	2,232
Goldman Sachs Group, Inc. (The)	5	1,706
JPMorgan Chase & Co.	11	1,560
Morgan Stanley	29	2,632
		10,659
Health Care — 8.81%
Abbott Laboratories	9	1,086
Align Technology, Inc.(a)	7	3,581
Danaher Corp.	5	1,372
Edwards LifeSciences Corp.(a)	9	1,011
Eli Lilly & Co.	14	3,499
Exact Sciences Corp.(a)	7	546
Intuitive Surgical, Inc.(a)	9	2,613
Merck & Co., Inc.	17	1,302
PTC Therapeutics, Inc.(a)	15	527
Sarepta Therapeutics, Inc.(a)	5	383
Stryker Corp.	6	1,580
Thermo Fisher Scientific, Inc.	2	1,088
		18,588

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

STOCK FUND FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.06% - continued	Shares	Fair Value
United States — 66.78% - continued
Industrials — 2.94%
AeroVironment, Inc.(a)	14	$995
Boeing Co. (The)(a)	5	1,027
Carrier Global Corp.	6	269
Cummins, Inc.	4	816
Deere & Co.	4	1,440
Otis Worldwide Corp.	3	235
Raytheon Technologies Corp.	6	616
Rockwell Automation, Inc.	3	800
		6,198
Materials — 1.12%
Cleveland-Cliffs, Inc.(a)	69	1,542
Materion Corp.	10	836
		2,378
Technology — 30.34%
Adobe, Inc.(a)	10	4,677
Advanced Micro Devices, Inc.(a)	17	2,097
Apple, Inc.	72	11,888
Autodesk, Inc.(a)	9	1,982
Block, Inc., Class A(a)	12	1,530
DocuSign, Inc.(a)	12	1,421
Intuit, Inc.	2	949
MasterCard, Inc., Class A	10	3,609
Microsoft Corp.	37	11,055
NVIDIA Corp.	44	10,729
Oracle Corp.	42	3,191
Paycom Software, Inc.(a)	6	2,035
PayPal Holdings, Inc.(a)	11	1,231
salesforce.com, Inc.(a)	16	3,368
ServiceNow, Inc.(a)	2	1,160
Visa, Inc., Class A	10	2,161
Zoom Video Communications, Inc., Class A(a)	7	928
		64,011
Total United States		140,918

Total Common Stocks— 99.06% (Cost $153,131)		208,915

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

STOCK FUND FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

MONEY MARKET FUNDS — 0.76%	Shares	Fair Value
First American Government Obligations Fund, Class X, 0.03%(b)	1,608	$1,608
Total Money Market Funds — 0.76% (Cost $1,608)		1,608
Total Investments — 99.82% (Cost $154,739)		210,523
Other Assets in Excess of Liabilities — 0.18%		371
NET ASSETS — 100.00%		$210,894

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.32%	Shares	Fair Value
Argentina — 1.07%
Consumer Discretionary — 1.07%
MercadoLibre, Inc.(a)	2	$2,253
Total Argentina		2,253

Australia — 1.52%
Materials — 1.52%
OZ Minerals Ltd.(a)	70	1,296
Rio Tinto Ltd.(a)	22	1,887
Total Australia		3,183

Canada — 1.03%
Industrials — 0.57%
Canadian Pacific Railway Ltd.	17	1,195

Materials — 0.46%
Lundin Mining Corp.(a)	100	965
Total Canada		2,160

China — 4.73%
Communications — 2.63%
51job Inc. - ADR(a)	8	414
Tencent Holdings Ltd. - ADR	79	4,249
Trip.com Group Ltd. - ADR(a)	33	852
		5,515
Consumer Discretionary — 2.10%
Alibaba Group Holding Ltd. - ADR(a)	16	1,683
JD.com, Inc. - ADR(a)	38	2,722
		4,405
Total China		9,920

Colombia — 0.89%
Energy — 0.89%
Ecopetrol SA - ADR	116	1,876
Total Colombia		1,876

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.32% - continued	Shares	Fair Value
France — 3.93%
Consumer Discretionary — 1.10%
Kering SA - ADR(a)	33	$2,318

Financials — 0.42%
BNP Paribas SA	15	883

Health Care — 0.55%
Sanofi	11	1,153

Technology — 1.86%
Dassault Systems SE	80	3,902
Total France		8,256

Germany — 1.09%
Consumer Discretionary — 0.43%
Sixt SE(a)	6	900

Industrials — 0.66%
Siemens AG	9	1,278
Siemens Energy AG(a)	4	96
		1,374
Total Germany		2,274

Hong Kong — 0.44%
Health Care — 0.44%
Sino Biopharmaceutical Ltd. - ADR(a)	76	930
Total Hong Kong		930

Italy — 0.91%
Energy — 0.45%
Eni SpA(a)	61	946

Financials — 0.46%
Intesa Sanpaolo SpA	380	977
Total Italy		1,923

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.32% - continued	Shares	Fair Value
Japan — 2.19%
Industrials — 2.19%
Daifuku Co. Ltd - ADR(a)	43	$770
FANUC Corp. - ADR	92	1,690
Yaskawa Electric Corp. - ADR(a)	27	2,160
		4,620
Total Japan		4,620

Korea (Republic Of) — 1.43%
Technology — 1.43%
Samsung Electronics Co. Ltd. - GDR(a)	2	3,009
Total Korea (Republic Of)		3,009

Netherlands — 2.56%
Technology — 2.56%
ASML Holding NV	8	5,373
Total Netherlands		5,373

Spain — 1.46%
Energy — 0.74%
Repsol SA	119	1,552

Financials — 0.72%
Banco Bilbao Vizcaya Argentaria SA	137	813
Banco Santander SA(a)	208	696
		1,509
Total Spain		3,061

Switzerland — 0.66%
Industrials — 0.66%
ABB Ltd.(a)	41	1,392
Total Switzerland		1,392

Taiwan Province Of China — 3.41%
Technology — 3.41%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67	7,170
Total Taiwan Province Of China		7,170

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.32% - continued	Shares	Fair Value
United Kingdom — 3.16%
Consumer Staples — 0.62%
Unilever PLC	26	$1,303

Energy — 1.11%
BP PLC	479	2,336

Health Care — 0.70%
AstraZeneca PLC(a)	12	1,458

Materials — 0.73%
Antofagasta PLC	76	1,551
Total United Kingdom		6,648

United States — 68.84%
Communications — 7.44%
Alphabet, Inc., Class A(a)	4	10,806
Meta Platforms, Inc., Class A(a)	11	2,321
Netflix, Inc.(a)	4	1,578
Uber Technologies, Inc.(a)	26	937
		15,642
Consumer Discretionary — 4.65%
Amazon.com, Inc.(a)	2	6,142
Home Depot, Inc. (The)	8	2,527
NIKE, Inc., Class B	8	1,092
		9,761
Consumer Staples — 3.87%
Costco Wholesale Corp.	8	4,154
PepsiCo, Inc.	11	1,801
Procter & Gamble Co. (The)	14	2,183
		8,138
Energy — 2.43%
Exxon Mobil Corp.	45	3,528
Schlumberger Ltd.	40	1,570
		5,098

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.32% - continued	Shares	Fair Value
United States — 68.84% - continued
Financials — 4.97%
American Express Co.	14	$2,724
BlackRock, Inc.	3	2,232
Goldman Sachs Group, Inc. (The)	5	1,706
JPMorgan Chase & Co.	10	1,418
Morgan Stanley	26	2,360
		10,440
Health Care — 10.24%
Abbott Laboratories	9	1,086
Align Technology, Inc.(a)	7	3,580
Danaher Corp.	5	1,372
Edwards LifeSciences Corp.(a)	9	1,011
Eli Lilly & Co.	16	4,000
Exact Sciences Corp.(a)	8	624
Intuitive Surgical, Inc.(a)	9	2,613
Merck & Co., Inc.	19	1,455
PTC Therapeutics, Inc.(a)	14	492
Sarepta Therapeutics, Inc.(a)	5	383
Stryker Corp.	6	1,580
Thermo Fisher Scientific, Inc.	4	2,176
Vertex Pharmaceuticals, Inc.(a)	5	1,150
		21,522
Industrials — 3.16%
Cummins, Inc.	4	816
Deere & Co.	4	1,440
HEICO Corp.	10	1,475
Rockwell Automation, Inc.	8	2,133
Spirit AeroSystems Holdings, Inc., Class A(a)	15	750
		6,614
Materials — 0.83%
Cleveland-Cliffs, Inc.(a)	78	1,744

Technology — 31.25%
Adobe, Inc.(a)	10	4,676
Advanced Micro Devices, Inc.(a)	19	2,343
Apple, Inc.	76	12,549
Autodesk, Inc.(a)	7	1,542

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 99.32% - continued	Shares	Fair Value
United States — 68.84% - continued
Technology — 31.25% - continued
Block, Inc., Class A(a)	12	$1,530
DocuSign, Inc.(a)	12	1,421
Intuit, Inc.	2	949
MasterCard, Inc., Class A	9	3,247
Microsoft Corp.	37	11,054
NVIDIA Corp.	44	10,730
Oracle Corp.	45	3,419
Paycom Software, Inc.(a)	6	2,035
PayPal Holdings, Inc.(a)	12	1,343
salesforce.com, Inc.(a)	17	3,579
ServiceNow, Inc.(a)	2	1,160
Visa, Inc., Class A	15	3,242
Zoom Video Communications, Inc., Class A(a)	6	796
		65,615
Total United States		144,574

Total Common Stocks— 99.32% (Cost $153,613)		208,622

MONEY MARKET FUNDS — 0.53%
First American Government Obligations Fund, Class X, 0.03%(b)	1,120	1,120

Total Money Market Funds — 0.53% (Cost $1,120)		1,120
Total Investments — 99.85% (Cost $154,733)		209,742
Other Assets in Excess of Liabilities — 0.15%		319
NET ASSETS — 100.00%		$210,061

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

	Principal
CORPORATE BONDS — 38.05%	Amount	Fair Value
Communications — 5.89%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$104,816
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	75,000	77,222
		182,038
Consumer Staples — 4.15%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	128,287

Energy — 1.89%
Chevron Corp., 2.24%, 5/11/2030	60,000	58,459

Financials — 10.13%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	104,429
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	102,561
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	106,506
		313,496
Health Care — 6.31%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	100,000	115,980
Pfizer, Inc., 3.45%, 3/15/2029	75,000	79,055
		195,035
Industrials — 2.85%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	88,175

Technology — 6.83%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	109,754
Oracle Corp., 3.25%, 11/15/2027	100,000	101,331
		211,085

Total Corporate Bonds (Cost $1,208,148)		1,176,575

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

	Principal
U.S. GOVERNMENT & AGENCIES — 43.05%	Amount	Fair Value
United States Treasury Note, 1.50%, 9/30/2024	$109,700	$109,503
United States Treasury Note, 2.63%, 2/15/2029	301,100	317,072
United States Treasury Bond, 4.50%, 2/15/2036	490,000	647,948
United States Treasury Bond, 4.63%, 2/15/2040	187,300	256,784
		1,331,307

Total U.S. Government & Agencies (Cost $1,353,726)		1,331,307

EXCHANGE-TRADED FUNDS — 17.58%	Shares
iShares MBS ETF	5,201	543,713

Total Exchange-Traded Funds (Cost $561,837)		543,713

MONEY MARKET FUNDS — 0.85%
First American Government Obligations Fund, Class X, 0.03%(a)	26,272	26,272

Total Money Market Funds — 0.85% (Cost $26,272)		26,272

Total Investments — 99.53% (Cost $3,149,983)		3,077,867
Other Assets in Excess of Liabilities — 0.47%		14,500
NET ASSETS — 100.00%		$3,092,367

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

	Principal
CORPORATE BONDS — 38.25%	Amount	Fair Value
Communications — 7.90%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$104,815
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	135,000	139,000
		243,815
Consumer Staples — 4.16%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	128,287

Financials — 10.17%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	104,429
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	102,561
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	106,506
		313,496
Health Care — 6.32%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	100,000	115,980
Pfizer, Inc., 3.45%, 3/15/2029	75,000	79,055
		195,035
Industrials — 2.86%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	88,175

Technology — 6.84%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	109,754
Oracle Corp., 3.25%, 11/15/2027	100,000	101,331
		211,085

Total Corporate Bonds (Cost $1,209,560)		1,179,893

U.S. GOVERNMENT & AGENCIES — 42.89%
United States Treasury Note, 1.50%, 9/30/2024	109,900	109,703
United States Treasury Note, 2.63%, 2/15/2029	286,700	301,909
United States Treasury Bond, 4.50%, 2/15/2036	495,000	654,559
United States Treasury Bond, 4.63%, 2/15/2040	187,100	256,510
		1,322,681

Total U.S. Government & Agencies (Cost $1,344,569)		1,322,681

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP

ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS — 17.47%	Shares	Fair Value
iShares MBS ETF	5,156	$539,008

Total Exchange-Traded Funds (Cost $556,972)		539,008

MONEY MARKET FUNDS - 0.91%
First American Government Obligations Fund, Class X, 0.03%(a)	28,156	28,156

Total Money Market Funds — 0.91% (Cost $28,156)		28,156

Total Investments — 99.52% (Cost $3,139,257)		3,069,738
Other Assets in Excess of Liabilities — 0.48%		14,949
NET ASSETS — 100.00%		$3,084,687

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FUND FAMILY STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Fisher Investments Institutional Group
		ESG	Fixed	ESG Fixed
	Stock Fund	Stock Fund	Income Fund	Income Fund
	for Retirement	for Retirement	for Retirement	for Retirement
	Plans	Plans	Plans	Plans
Assets
Investments in securities at value (cost $154,739, $154,733, $3,149,983 and $3,139,257)	$210,523	$209,742	$3,077,867	$3,069,738
Cash	1	6	—	—
Dividends and interest receivable	370	313	14,500	14,949
Total Assets	210,894	210,061	3,092,367	3,084,687
Net Assets	$210,894	$210,061	$3,092,367	$3,084,687
Net Assets consist of:
Paid-in capital	154,899	154,828	3,157,066	3,154,834
Accumulated earnings (deficits)	55,995	55,233	(64,699)	(70,147)
Net Assets	$210,894	$210,061	$3,092,367	$3,084,687
Shares outstanding (unlimited number of shares authorized, no par value)	15,356	15,356	315,351	315,149
Net asset value (“NAV”) and offering price per share	$13.73	$13.68	$9.81	$9.79

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FUND FAMILY STATEMENTS OF OPERATIONS

For the six months ended February 28, 2022 (Unaudited)

	Fisher Investments Institutional Group
		ESG	Fixed	ESG Fixed
	Stock Fund	Stock Fund	Income Fund	Income Fund
	for Retirement	for Retirement	for Retirement	for Retirement
	Plans	Plans	Plans	Plans
Investment Income
Dividend income	$1,518	$1,265	$1,329	$1,318
Interest income	—	—	24,525	24,253
Foreign dividend taxes withheld	(162)	(133)	—	—
Total investment income	1,356	1,132	25,854	25,571
Net investment income	1,356	1,132	25,854	25,571
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	420	1,349	(1,719)	(1,828)
Net change in unrealized depreciation of investment securities and foreign currency translations	(20,300)	(20,264)	(167,314)	(165,866)
Net realized and change in unrealized loss on investments and foreign currency	(19,880)	(18,915)	(169,033)	(167,694)
Net decrease in net assets resulting from operations	$(18,524)	$(17,783)	$(143,179)	$(142,123)

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FUND FAMILY STATEMENTS OF CHANGES IN NET ASSETS

	Fisher Investments		Fisher Investments
	Institutional Group Stock Fund		Institutional Group ESG Stock
	for Retirement Plans		Fund for Retirement Plans
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	February 28,	Year Ended	February 28,	Year Ended
	2022	August 31,	2022	August 31,
	(Unaudited)	2021	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,356	$2,525	$1,132	$2,431
Net realized gain (loss) on investment securities transactions and foreign currency translations	420	(747)	1,349	(741)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(20,300)	53,868	(20,264)	52,486
Net increase (decrease) in net assets resulting from operations	(18,524)	55,646	(17,783)	54,176
Distributions to Shareholders From:
Earnings	(2,617)	(2,272)	(2,359)	(2,459)
Total distributions	(2,617)	(2,272)	(2,359)	(2,459)
Capital Transactions
Reinvestment of distributions	2,617	2,272	2,359	2,459
Net increase in net assets resulting from capital transactions	2,617	2,272	2,359	2,459
Total Increase (Decrease) in Net Assets	(18,524)	55,646	(17,783)	54,176
Net Assets
Beginning of period	229,418	173,772	227,844	173,668
End of period	$210,894	$229,418	$210,061	$227,844
Share Transactions
Shares issued in reinvestment of distributions	174	181	157	198
Net increase in shares outstanding	174	181	157	198

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FUND FAMILY STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Fisher Investments Institutional		Fisher Investments Institutional
	Group Fixed Income Fund for		Group ESG Fixed Income Fund
	Retirement Plans		for Retirement Plans
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	February 28,	Year Ended	February 28,	Year Ended
	2022	August 31,	2022	August 31,
	(Unaudited)	2021	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$25,854	$63,668	$25,571	$63,303
Net realized gain (loss) on investment securities transactions and foreign currency translations	(1,719)	21,246	(1,828)	13,053
Net change in unrealized depreciation of investment securities and foreign currency translations	(167,314)	(9,436)	(165,866)	(11,549)
Net increase (decrease) in net assets resulting from operations	(143,179)	75,478	(142,123)	64,807
Distributions to Shareholders From:
Earnings	(56,411)	(100,645)	(53,329)	(101,495)
Total distributions	(56,411)	(100,645)	(53,329)	(101,495)
Capital Transactions
Reinvestment of distributions	56,411	100,645	53,329	101,495
Net increase in net assets resulting from capital transactions	56,411	100,645	53,329	101,495
Total Increase (Decrease) in Net Assets	(143,179)	75,478	(142,123)	64,807
Net Assets
Beginning of period	3,235,546	3,160,068	3,226,810	3,162,003
End of period	$3,092,367	$3,235,546	$3,084,687	$3,226,810
Share Transactions
Shares issued in reinvestment of distributions	5,569	9,781	5,275	9,873
Net increase in shares outstanding	5,569	9,781	5,275	9,873

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months			For the
	Ended		For the	Period
	February 28,		Year Ended	Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$15.11		$11.58	$10.00
Investment operations:
Net investment income	0.09		0.17	0.10
Net realized and unrealized gain (loss)	(1.30)		3.51	1.48
Total from investment operations	(1.21)		3.68	1.58
Less distributions to shareholders from:
Net investment income	(0.17)		(0.15)	—
Total distributions	(0.17)		(0.15)	—
Net asset value, end of period	$13.73		$15.11	$11.58
Total Return(b)	(8.09	)% (c)	32.06%	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$211		$229	$174
Ratio of net investment income to average net assets	1.21	% (d)	1.27%	1.44	% (d)
Portfolio turnover rate	7	% (c)	1%	12	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months			For the
	Ended		For the	Period
	February 28,		Year Ended	Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.98		$11.58	$10.00
Investment operations:
Net investment income	0.08		0.16	0.12
Net realized and unrealized gain (loss)	(1.22)		3.40	1.46
Total from investment operations	(1.14)		3.56	1.58
Less distributions to shareholders from:
Net investment income	(0.16)		(0.16)	—
Total distributions	(0.16)		(0.16)	—
Net asset value, end of period	$13.68		$14.98	$11.58
Total Return(b)	(7.74	)% (c)	31.07%	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$210		$228	$174
Ratio of net investment income to average net assets	1.01	% (d)	1.23%	1.64	% (d)
Portfolio turnover rate	6	% (c)	1%	15	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months			For the
	Ended		For the	Period
	February 28,		Year Ended	Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.44		$10.53	$10.00
Investment operations:
Net investment income	0.08		0.21	0.18
Net realized and unrealized gain (loss)	(0.53)		0.04	0.35
Total from investment operations	(0.45)		0.25	0.53
Less distributions to shareholders from:
Net investment income	(0.18)		(0.27)	—
Net realized gains	—	(b)	(0.07)	—
Total distributions	(0.18)		(0.34)	—
Net asset value, end of period	$9.81		$10.44	$10.53
Total Return(c)	(4.35	)% (d)	2.38%	5.30	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,092		$3,236	$3,160
Ratio of net investment income to average net assets	1.64	% (e)	2.00%	2.51	% (e)
Portfolio turnover rate	20	% (d)	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months			For the
	Ended		For the	Period
	February 28,		Year Ended	Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.41		$10.54	$10.00
Investment operations:
Net investment income	0.08		0.21	0.18
Net realized and unrealized gain (loss)	(0.53)		— (b)	0.36
Total from investment operations	(0.45)		0.21	0.54
Less distributions to shareholders from:
Net investment income	(0.17)		(0.27)	—
Net realized gains	—	(b)	(0.07)	—
Total distributions	(0.17)		(0.34)	—
Net asset value, end of period	$9.79		$10.41	$10.54
Total Return(c)	(4.35	)% (d)	2.02%	5.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,085		$3,227	$3,162
Ratio of net investment income to average net assets	1.63	% (e)	1.99%	2.46	% (e)
Portfolio turnover rate	21	% (d)	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) as of November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Stock Fund and ESG Stock Fund seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The Fixed Income Fund and ESG Fixed Income Fund seek to outperform, net of fees and expenses, the return of the ICE Bank of America U.S. Broad Market Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended February 28, 2022, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends, related reclaims, and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2022:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Stock Fund

Assets
Common Stocks(a)	$207,997	$918	$—	$208,915
Money Market Funds	1,608	—	—	1,608
Total	$209,605	$918	$—	$210,523

ESG Stock Fund

Assets
Common Stocks(a)	$207,692	$930	$—	$208,622
Common Stocks(a)
Money Market Funds	1,120	—	—	1,120
Total	$208,812	$930	$—	$209,742

Fixed Income Fund

Assets
Corporate Bonds(a)	$—	$1,176,575	$—	$1,176,575
U.S. Government & Agencies	—	1,331,307	—	1,331,307
Exchange-Traded Funds	543,713	—	—	543,713
Money Market Funds	26,272	—	—	26,272
Total	$569,985	$2,507,882	$—	$3,077,867

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
ESG Fixed Income Fund

Assets
Corporate Bonds(a)	$—	$1,179,893	$—	$1,179,893
U.S. Government & Agencies	—	1,322,681	—	1,322,681
Exchange-Traded Funds	539,008	—	—	539,008
Money Market Funds	28,156	—	—	28,156
Total	$567,164	$2,502,574	$—	$3,069,738

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to November 15, 2021, these fees were $2,510 for non-Chairman, $2,960 for the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee, and $3,160 for the Independent Chairman of the Board. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments were as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Purchases	$17,052	$15,180	$26,543	$25,026
Sales	16,229	13,955	313,626	313,626
U.S. Government Purchases	—	—	670,669	671,921
U.S. Government Sales	—	—	318,157	328,226

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the Adviser owned 99.99%, 99.99%, 100.00% and 100.00% outstanding shares of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund, respectively. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Gross unrealized appreciation	$63,641	$63,517	$—	$—
Gross unrealized depreciation	(7,857)	(8,507)	(72,117)	(69,519)
Net unrealized appreciation (depreciation) on investments	55,784	55,010	(72,117)	(69,519)
Tax cost of investments	154,739	154,732	3,149,984	3,139,257

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid for the fiscal year ended August 31, 2021, the Funds’ most recent fiscal year end, was as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$2,272	$2,459	$100,645	$101,495
Total distributions paid	$2,272	$2,459	$100,645	$101,495

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2021, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Undistributed ordinary income	$1,798	$1,698	$39,644	$36,834
Undistributed long-term capital gains	—	—	50	—
Accumulated capital and other losses	(747)	(1,597)	—	(7,876)
Unrealized appreciation on investments	76,085	75,274	95,197	96,347
Total accumulated earnings	$77,136	$75,375	$134,891	$125,305

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2022, the Stock Fund and ESG Stock Fund had 40.34% and 40.51%, respectively, of the value of its net assets invested in stocks within the Technology sector.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

LIQUIDITY RISK MANAGEMENT PROGRAM – (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Funds did not experience unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

SUMMARY OF FUND EXPENSES (Unaudited) – (continued)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During	Expense
	2021	2022	Period(a)	Ratio
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Actual	$1,000.00	$ 919.10	$ —	—%
Hypothetical(b)	$1,000.00	$1,024.79	$ —	—%

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Actual	$1,000.00	$ 922.60	$ —	—%
Hypothetical(b)	$1,000.00	$1,024.79	$ —	—%

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$ 956.50	$ —	—%
Hypothetical(b)	$1,000.00	$1,024.79	$ —	—%

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$ 956.50	$ —	—%
Hypothetical(b)	$1,000.00	$1,024.79	$ —	—%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

The Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Funds and, as required by law, considered the approval of the continuance of the Funds’ management agreement with their investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 17, 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2022, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the Funds’ management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Funds’ portfolios, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Funds. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services provided by Fisher to each of the Funds.

(ii)       Fund Performance. The Trustees next reviewed and discussed the performance of the Funds for periods ended December 31, 2021. The Trustees noted that the Stock Fund and ESG Stock Fund had significantly outperformed the average and median of their Morningstar World Large Stock Growth category for the one-year period, and had performed nearly equal to the median for the category for the since inception period, but underperformed the category average. The Trustees noted that the Stock Fund and ESG Stock Fund had also outperformed their benchmark, the MSCI ACWI Investable Market Index, for both periods. The Trustees also noted that for the one-year period the Stock Fund and ESG Stock Fund underperformed composite accounts managed by Fisher with similar investment strategies to the Funds. The Trustees considered Fisher’s explanation that strong equity selection within certain sectors and countries in the composite accounts contributed positively to the performance of the composite accounts relative to the Funds.

The Trustees noted that the Fixed Income Fund and ESG Fixed Income Fund outperformed the average and median of their Morningstar Intermediate Core Bond category for the one-year period but had underperformed for the since inception period. The Trustees noted that the Fixed Income Fund and the ESG Fixed Income Fund had outperformed their benchmark, the ICE Bank of America U.S. Broad Market Index, for both periods. The Trustees noted that Fisher does not manage a comparable composite to these Funds.

Based upon the foregoing, the Trustees concluded the performance of each Fund is acceptable.

(iii)       Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for each Fund. The Trustees noted that, with respect to the Stock Fund, Fixed Income Fund, ESG Stock Fund and ESG Fixed Income Fund, Fisher does not charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) would pay a program fee of up to 0.68% basis points, which fee would be for both investment management services and the retirement plan platform, including ERISA fiduciary services. The Trustees considered that the program fee, which includes fees for the retirement plan platform, is below the median and close to the average of the Morningstar category for the Stock Fund and ESG Stock Fund and above the median and average for the Fixed Income Fund and the ESG Fixed Income Fund. The Trustees also considered that Fisher pays the

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

operating expenses of each of those four Funds, which would result in an estimated net program fee substantially below the average and median net fees in each Fund’s Morningstar category.

The Trustees also considered profitability analyses for each Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing any of the Funds. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Funds. The Trustees concluded that the management fees represent reasonable compensation in light of the nature and excellent quality of Fisher’s services to the Funds.

(iv)       Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Funds grow larger. The Trustees determined that, in light of the size of the Funds and Fisher’s lack of profitability in managing the Funds, it does not appear that Fisher is realizing benefits from economies of scale in managing the Funds to such an extent that breakpoints should be implemented at this time.

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DO THE FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group Fund Family Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds don’t jointly market.

This page intentionally left blank.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
David R. Carson
Daniel J. Condon
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
Martin R. Dean, President
Gweneth K. Gosselink, Chief Compliance Officer
Zachary P. Richmond, Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief Compliance Officer

INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, WA 98607

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd.
151 N Franklin Street, Suite 575 Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Fisher4-SAR-22

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Report

February 28, 2022

Fisher Investments Institutional Group

All Foreign Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive,

Camas, Washington 98607

(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Investment Results (Unaudited)

Average Annual Total Return as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	One Year	(7/17/20)
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	(12.76)%	(3.56)%	12.59%
MSCI ACWI ex U.S. Index(b)	(6.95)%	(0.40)%	12.36%

			Expense
			Ratios(c)
Gross			80.18%
With Applicable Waivers			0.68%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI ex U.S. Index is a stock market index comprising of non-U.S. stocks from 22 developed markets and 24 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2022 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Fund Holdings (Unaudited)

(a)	As a percentage of net assets

The Fund seeks to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index as its investment objective.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.37%	Shares	Fair Value

Argentina — 1.24%
Consumer Discretionary — 1.24%
MercadoLibre, Inc.(a)	2	$2,253

Total Argentina		2,253

Australia — 2.77%
Health Care — 0.93%
CSL Ltd.	9	1,699

Technology — 1.84%
Atlassian Corp. PLC, Class A(a)	11	3,362

Total Australia		5,061

Canada — 1.99%
Technology — 1.99%
Open Text Corp.(a)	19	827
Shopify, Inc., Class A(a)	4	2,777

Total Canada		3,604

China — 7.78%
Communications — 4.25%
NetEase, Inc. - ADR	19	1,811
Tencent Holdings Ltd. - ADR	110	5,917
		7,728
Consumer Discretionary — 3.53%
Alibaba Group Holding Ltd. - ADR(a)	17	1,788
JD.com, Inc. - ADR(a)	51	3,654
Meituan - ADR(a)	22	977
		6,419
Total China		14,147

Denmark — 3.31%
Energy — 1.24%
Vestas Wind Systems A/S	69	2,262

See accompanying notes which are an integral part of these financial statements.

3

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.37% - continued	Shares	Fair Value

Denmark — 3.31% - (continued)
Health Care — 2.07%
Coloplast A/S - ADR(a)	51	$763
Novo Nordisk A/S, Class B	29	2,982
		3,745
Total Denmark		6,007

France — 15.41%
Consumer Discretionary — 4.64%
Hermes International SA	4	5,571
Kering SA	4	2,858
		8,429
Consumer Staples — 1.53%
L’Oreal SA	7	2,786

Financials — 1.63%
BNP Paribas SA	25	1,472
Credit Agricole SA(a)	116	1,492
		2,964
Health Care — 1.15%
Sanofi	20	2,096

Industrials — 1.49%
Aeroports de Paris(a)	14	1,994
Vinci SA - ADR	27	704
		2,698
Materials — 2.28%
Cie de Saint-Gobain	66	4,141

Technology — 2.69%
Dassault Systems SE	67	3,268
Teleperformance	3	1,117
Worldline SA/France(a)	10	515
		4,900
Total France		28,014

Germany — 6.50%
Consumer Staples — 1.06%
Beiersdorf AG	19	1,927

See accompanying notes which are an integral part of these financial statements.

4

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.37% - continued	Shares	Fair Value

Germany — 6.50% - (continued)
Financials — 1.32%
Deutsche Boerse AG	14	$2,397

Industrials — 3.56%
Deutsche Post AG	69	3,494
Siemens AG	21	2,983
		6,477
Technology — 0.56%
SAP SE	9	1,023

Total Germany		11,824

India — 1.29%
Financials — 1.29%
HDFC Bank Ltd. - ADR	38	2,362

Total India		2,362

Indonesia — 1.54%
Financials — 1.54%
Bank Rakyat Indonesia Persero Tbk PT - ADR	175	2,811

Total Indonesia		2,811

Israel — 1.35%
Technology — 1.35%
NICE-Systems Ltd. - ADR(a)	6	1,358
Wix.com Ltd.(a)	12	1,099

Total Israel		2,457

Italy — 2.36%
Energy — 1.89%
Eni SpA	221	3,428

Financials — 0.47%
Intesa Sanpaolo SpA	329	846

Total Italy		4,274

See accompanying notes which are an integral part of these financial statements.

5

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.37% - continued	Shares	Fair Value

Japan — 10.51%
Communications — 1.25%
M3, Inc.	61	$2,265

Health Care — 1.83%
Eisai Co. Ltd. - ADR	10	500
Hoya Corp. - ADR	14	1,820
Terumo Corp. - ADR(a)	31	1,003
		3,323
Industrials — 6.82%
Daifuku Co. Ltd - ADR	52	932
FANUC Corp. - ADR	105	1,929
Keyence Corp.	14	6,550
Recruit Holdings Co. Ltd. - ADR	357	2,995
		12,406
Technology — 0.61%
Obic Co. Ltd.	7	1,115

Total Japan		19,109

Korea (Republic Of) — 3.66%
Technology — 3.66%
Samsung Electronics Co. Ltd.	111	6,657
Total Korea (Republic Of)		6,657

Netherlands — 12.36%
Financials — 0.55%
ING Groep NV	85	1,001

Technology — 11.81%
Adyen NV(a)	1	2,091
ASML Holding NV	16	10,746
NXP Semiconductors NV	33	6,274
Wolters Kluwer NV	23	2,343
		21,454
Total Netherlands		22,455

See accompanying notes which are an integral part of these financial statements.

6

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.37% - continued	Shares	Fair Value

Norway — 2.79%
Energy — 2.79%
Equinor ASA	160	$5,055

Total Norway		5,055

Spain — 2.18%
Energy — 1.79%
Repsol SA	250	3,260

Financials — 0.39%
Banco Santander SA	209	700

Total Spain		3,960

Switzerland — 1.81%
Industrials — 1.14%
ABB Ltd.	61	2,063

Technology — 0.67%
Temenos AG	12	1,212

Total Switzerland		3,275

Taiwan Province Of China — 5.84%
Technology — 5.84%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	99	10,594
Total Taiwan Province Of China		10,594

United Kingdom — 15.68%
Consumer Staples — 2.66%
Coca-Cola European Partners PLC	53	2,714
Reckitt Benckiser Group PLC	25	2,120
		4,834
Energy — 1.71%
BP PLC	637	3,106

See accompanying notes which are an integral part of these financial statements.

7

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.37% - continued	Shares	Fair Value

United Kingdom — 15.68% - (continued)
Financials — 0.53%
London Stock Exchange Group PLC	11	$970

Health Care — 1.60%
AstraZeneca PLC	24	2,916

Materials — 6.96%
Anglo American PLC	98	5,026
Antofagasta PLC	206	4,203
Rio Tinto PLC	44	3,418
		12,647
Technology — 2.22%
Experian PLC	102	4,012

Total United Kingdom		28,485

Total Common Stocks — 100.37% (Cost $157,457)		182,404

MONEY MARKET FUNDS — 6.12%
First American Government Obligations Fund, X Class, 0.03%(b)	11,114	11,114

Total Money Market Funds — 6.12% (Cost $11,114)		11,114
Total Investments — 106.49% (Cost $168,571)		193,518
Liabilities in Excess of Other Assets — (6.49)%		(11,788)
NET ASSETS — 100.00%		$181,730

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

8

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

Assets
Investments in securities at fair value (cost $168,571)	$193,518
Dividends receivable	291
Receivable from Adviser	12,255
Prepaid expenses	2,352
Total Assets	208,416
Liabilities
Payable to affiliates	11,548
Other accrued expenses	15,138
Total Liabilities	26,686
Net Assets	$181,730
Net Assets consist of:
Paid-in capital	157,371
Accumulated earnings	24,359
Net Assets	$181,730
Shares outstanding (unlimited number of shares authorized, no par value)	15,576
Net asset value, offering and redemption price per share	$11.67

See accompanying notes which are an integral part of these financial statements.

9

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF OPERATIONS
For the six months ended February 28, 2022 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $199)	$1,491
Total investment income	1,491
Expenses
Administration	20,863
Legal	9,278
Audit and tax	9,204
Trustee	7,266
Transfer agent	5,951
Compliance services	5,951
Custodian	2,480
Report printing	1,919
Pricing	1,874
Registration	729
Adviser	606
Miscellaneous	10,401
Total expenses	76,522
Fees waived and expenses reimbursed by Adviser	(75,847)
Net operating expenses	675
Net investment income	816
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	863
Net realized gain on foreign currency translations	17
Net change in unrealized appreciation (depreciation) of investment securities	(28,352)
Net change in unrealized appreciation of Foreign currency	1
Net realized and change in unrealized loss on investments	(27,471)
Net decrease in net assets resulting from operations	$(26,655)

See accompanying notes which are an integral part of these financial statements.

10

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year
	February 28,	Ended
	2022	August 31,
	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$816	$2,125
Net realized gain on investment securities transactions	880	2,749
Net change in unrealized appreciation (depreciation) of investment securities	(28,351)	48,086
Net increase (decrease) in net assets resulting from operations	(26,655)	52,960
Distributions From:
Earnings	(2,361)	(630)
Net realized gains	(4,370)	—
Total distributions	(6,731)	(630)
Capital Transactions
Reinvestment of distributions	6,731	630
Net increase in net assets resulting from capital transactions	6,731	630
Total Increase (Decrease) in Net Assets	(26,655)	52,960
Net Assets
Beginning of period	208,385	155,425
End of period	$181,730	$208,385
Share Transactions
Shares issued in reinvestment of distributions	521	54
Net increase in shares	521	54

See accompanying notes which are an integral part of these financial statements.

11

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the	For the
	Ended		Year	Period
	February 28,		Ended	Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.84		$10.36	$10.00
Investment operations:
Net investment income	0.06		0.14	0.01
Net realized and unrealized gain (loss)	(1.78)		3.38	0.35
Total from investment operations	(1.72)		3.52	0.36

Less distributions from:
Net investment income	(0.16)		(0.04)	—
Net realized gains	(0.29)		—	—
Total distributions	(0.45)		(0.04)	—
Net asset value, end of period	$11.67		$13.84	$10.36

Total Return(b)	(12.76	)% (c)	34.07%	3.60	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$182		$208	$155
Ratio of net expenses to average net assets	0.68	% (d)	0.68%	0.68	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	77.07	% (d)	80.18%	201.44	% (d)
Ratio of net investment income to average net assets	0.82	% (d)	1.15%	0.98	% (d)
Portfolio turnover rate	11	% (c)	17%	4	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-18. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations

13

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended February 28, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend

14

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable

15

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

16

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets	$182,404	$—	$—	$182,404
Common Stocks(a)
Money Market Funds	11,114	—	—	11,114
Total	$193,518	$—	$—	$193,518

(a)	Refer to Schedule of Investments for sector classifications.

17

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the Adviser earned fees of $606 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board of Trustees. For the six months ended February 28, 2022, the Adviser waived fees and reimbursed expenses in the amount of $75,847 for the Fund. At February 28, 2022, the Adviser owed the Fund $12,255.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual

18

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2022, the Adviser may seek repayment of expense reimbursements in the amount as follows:

Recoverable through
August 31, 2023	$35,943
August 31, 2024	147,330
February 28, 2025	75,847

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special

19

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to November 15, 2021, these fees were $2,510 for non-Chairman, $2,960 for the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee, and $3,160 for the Independent Chairman of the Board. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were $21,372 and $32,197, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2022.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the Adviser owned 99.99% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$37,571
Gross unrealized depreciation	(12,923)
Net unrealized appreciation on investments	$24,648
Tax cost of investments	$168,870

20

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid for the fiscal year ended August 31, 2021, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$630
Total distributions paid	$630

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,956
Undistributed long-term capital gains	790
Unrealized appreciation on investments	52,999
Total accumulated earnings	$57,745

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2022, the Fund had 33.24% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

21

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY
ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2022 (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

22

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

23

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2021	2022	Period(a)	Ratio
Actual	$1,000.00	$ 872.40	$ 3.16	0.68%
Hypothetical(b)	$1,000.00	$1,021.42	$ 3.41	0.68%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

24

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

The Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 16, 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2022, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

25

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

(ii)       Fund Performance. The Trustees next reviewed and discussed the performance of the Fund for periods ended December 31, 2021. The Trustees noted that the Fund had significantly outperformed the average and median of its Morningstar Foreign Large Blend category and its benchmark, the MSCI ACWI ex U.S. Index, for the one-year and since inception periods. Based upon the foregoing, the Trustees concluded the performance of the Fund is acceptable.

(iii)       Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the management fee of the Fund is below the average and median of the Fund’s Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fees and/or reimburse expenses of the Fund through at least December 31, 2026.

The Trustees also considered profitability analyses for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fees represent reasonable compensation in light of the nature and quality of Fisher’s services to the Fund.

(iv)       Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

26

PRIVACY NOTICE

Rev. January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
David R. Carson
Daniel J. Condon
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
Martin R. Dean, President
Gweneth K. Gosselink,
Chief Compliance Officer
Zachary P. Richmond,
Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief
Compliance Officer

INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, WA 98607

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 N Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER
AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Fisher1-SAR-22

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2022

Fisher Investments Institutional Group

U.S. Small Cap Equity Fund

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive,

Camas, Washington 98607

(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND

Investment Results (Unaudited)

Average Annual Total Return as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	One Year	(7/17/20)
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	(10.61)%	(2.57)%	23.04%
Russell 2000 Index(b)	(9.46)%	(6.01)%	23.84%

			Expense
			Ratios(c)
Gross			68.54%
With Applicable Waivers			0.75%

The performance quoted represents past performance, which does not guarantee future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000 Index (“Russell Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Russell Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2022 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The Fund seeks to outperform, net of fees and expenses, the return of the Russell 2000 Index as its investment objective.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS — 101.00%	Shares	Fair Value

Communications — 1.23%
8X8, Inc.(a)	199	$2,579

Consumer Discretionary — 15.31%
Builders FirstSource, Inc.(a)	65	4,838
Domino’s Pizza, Inc.	3	1,297
Freshpet, Inc.(a)	49	4,666
M.D.C. Holdings, Inc.	38	1,685
M/I Homes, Inc.(a)	39	1,922
Papa John’s International, Inc.	35	3,738
Pool Corp.	14	6,420
Revolve Group, Inc.(a)	96	4,553
Scotts Miracle-Gro Co. (The)	14	1,961
Taylor Morrison Home Corp.(a)	36	1,062
		32,142
Consumer Staples — 0.91%
Boston Beer Co., Inc. (The), Class A(a)	5	1,917

Energy — 3.71%
ChampionX Corp.(a)	139	2,977
Helmerich & Payne, Inc.	12	435
Oceaneering International, Inc.(a)	99	1,449
Ovintiv, Inc.	64	2,934
		7,795
Financials — 11.18%
Cadence Bank	34	1,075
Cowen Group, Inc., Class A	96	2,846
East West Bancorp, Inc.	14	1,226
Evercore Partners, Inc., Class A	20	2,540
First Merchants Corp.	56	2,449
Independent Bank Corp.	23	1,978
Piper Sandler Cos.	20	2,961
Stifel Financial Corp.	27	1,985
SVB Financial Group(a)	8	4,847
Umpqua Holdings Corp.	73	1,559
		23,466

See accompanying notes which are an integral part of these financial statements.

3

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 101.00% - continued	Shares	Fair Value

Health Care — 27.13%
Align Technology, Inc.(a)	12	$6,138
Alkermes PLC(a)	14	348
Anika Therapeutics(a)	90	2,925
Avid Bioservices, Inc.(a)	56	1,147
BioCryst Pharmaceuticals, Inc.(a)	74	1,229
Charles River Laboratories International, Inc.(a)	8	2,329
CONMED Corp.	59	8,624
Emergent BioSolutions, Inc.(a)	50	2,069
Exact Sciences Corp.(a)	29	2,264
Haemonetics Corp.(a)	45	2,597
Halozyme Therapeutics, Inc.(a)	166	5,888
ImmunoGen, Inc.(a)	124	699
Ironwood Pharmaceuticals, Inc.(a)	85	915
Medpace Holdings, Inc.(a)	28	4,283
Myriad Genetics, Inc.(a)	27	658
NanoString Technologies, Inc.(a)	39	1,383
Neurocrine Biosciences Inc.(a)	15	1,348
PTC Therapeutics, Inc.(a)	37	1,299
Shockwave Medical, Inc.(a)	8	1,418
Vericel Corp.(a)	38	1,566
West Pharmaceutical Services, Inc.	6	2,322
WillScot Mobile Mini Holdings Corp.(a)	154	5,472
		56,921
Industrials — 11.14%
Advanced Energy Industries, Inc.	50	4,292
Alarm.com Holdings, Inc.(a)	38	2,502
Cactus, Inc., Class A	99	5,016
Casella Waste Systems, Inc., Class A(a)	33	2,488
Chart Industries, Inc.(a)	25	3,610
HEICO Corp.	12	1,770
Lincoln Electric Holdings, Inc.	14	1,784
Mercury Systems, Inc.(a)	32	1,927
		23,389

See accompanying notes which are an integral part of these financial statements.

4

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

COMMON STOCKS — 101.00% - continued	Shares	Fair Value

Materials — 8.57%
Alcoa Corp.	61	$4,596
AptarGroup, Inc.	15	1,828
Cleveland-Cliffs, Inc.(a)	259	5,792
Steel Dynamics, Inc.	32	2,258
UFP Industries, Inc.	23	1,972
Worthington Industries, Inc.	27	1,540
		17,986
Technology — 21.82%
Allscripts Healthcare Solutions, Inc.(a)	264	5,136
Alteryx, Inc., Class A(a)	45	2,804
Azenta, Inc.	40	3,501
Cerence, Inc.(a)	32	1,156
Diodes, Inc.(a)	66	5,913
Fair Isaac Corp.(a)	5	2,356
Knowles Corp.(a)	125	2,723
Liveperson, Inc.(a)	75	1,521
Momentive Global, Inc.(a)	186	2,924
Omnicell, Inc.(a)	32	4,137
Paycom Software, Inc.(a)	9	3,053
Paylocity Holdings Corp.(a)	36	7,647
Pegasystems, Inc.	15	1,307
Synaptics, Inc.(a)	7	1,599
		45,777

Total Common Stocks — 101.00% (Cost $169,785)		211,972

See accompanying notes which are an integral part of these financial statements.

5

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

MONEY MARKET FUNDS — 6.52%	Shares	Fair Value

First American Government Obligations Fund, X Class, 0.03%(b)	13,690	$13,690

Total Money Market Funds — 6.52% (Cost $13,690)		13,690

Total Investments — 107.52% (Cost $183,475)		225,662

Liabilities in Excess of Other Assets — (7.52)%		(15,774)

NET ASSETS — 100.00%		$209,888

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

6

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets
Investments in securities at fair value (cost $183,475)	$225,662
Dividends receivable	59
Receivable from Adviser	11,435
Prepaid expenses	2,316
Total Assets	239,472
Liabilities
Payable to affiliates	11,813
Other accrued expenses	17,771
Total Liabilities	29,584
Net Assets	$209,888
Net Assets consist of:
Paid-in capital	163,602
Accumulated earnings	46,286
Net Assets	$209,888
Shares outstanding (unlimited number of shares authorized, no par value)	15,946
Net asset value, offering and redemption price per share	$13.16

See accompanying notes which are an integral part of these financial statements.

7

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
STATEMENT OF OPERATIONS

For the six months ended February 28, 2022 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1)	$525
Total investment income	525
Expenses
Administration	20,796
Legal	9,278
Audit and tax	8,956
Trustee	7,246
Transfer agent	5,951
Compliance services	5,951
Report printing	1,854
Custodian	1,240
Adviser	766
Registration	715
Pricing	365
Miscellaneous	9,500
Total expenses	72,618
Fees waived and expenses reimbursed by Adviser	(71,775)
Net operating expenses	843
Net investment loss	(318)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,926
Net change in unrealized depreciation of investment securities	(31,423)
Net realized and change in unrealized loss on investments	(24,497)
Net decrease in net assets resulting from operations	$(24,815)

See accompanying notes which are an integral part of these financial statements.

8

FISHER INVESTMENTS INSTITUTIONAL GROUP

U.S. SMALL CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months
	Ended	For the
	February 28,	Year Ended
	2022	August 31,
	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(318)	$(533)
Net realized gain on investment securities transactions	6,926	11,374
Net change in unrealized appreciation (depreciation) of investment securities	(31,423)	66,846
Net increase (decrease) in net assets resulting from operations	(24,815)	77,687
Distributions From:
Net realized gains	(13,339)	(253)
Total distributions	(13,339)	(253)
Capital Transactions
Reinvestment of distributions	13,339	253
Net increase in net assets resulting from capital transactions	13,339	253
Total Increase (Decrease) in Net Assets	(24,815)	77,687
Net Assets
Beginning of period	234,703	157,016
End of period	$209,888	$234,703
Share Transactions
Shares issued in reinvestment of distributions	926	19
Net increase in shares	926	19

See accompanying notes which are an integral part of these financial statements.

9

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	February 28,		Year Ended	Period Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$15.63		$10.47	$10.00
Investment operations:
Net investment loss	(0.02)		(0.04)	—	(b)
Net realized and unrealized gain (loss)	(1.56)		5.22	0.47
Total from investment operations	(1.58)		5.18	0.47
Less distributions from:
Net realized gains	(0.89)		(0.02)	—
Total distributions	(0.89)		(0.02)	—
Net asset value, end of period	$13.16		$15.63	$10.47
Total Return(c)	(10.61	)% (d)	49.47%	4.70	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$210		$235	$157
Ratio of net expenses to average net assets	0.75	% (e)	0.75%	0.75	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	64.52	% (e)	68.54%	188.33	% (e)
Ratio of net investment income (loss) to average net assets	(0.28	)% (e)	(0.26)%	0.30	% (e)
Portfolio turnover rate	12	% (d)	24%	2	% (d)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks to outperform, net of fees and expenses, the Russell 2000 Index as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

11

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended February 28, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended February 28, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

12

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

13

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii)    yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant

14

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$211,972	$—	$—	$211,972
Money Market Funds	13,690	—	—	13,690
Total	$225,662	$—	$—	$225,662

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the Adviser earned fees of $766 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses);

15

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board. For the six months ended February 28, 2022, the Adviser waived fees and reimbursed expenses in the amount of $71,775 for the Fund. At February 28, 2022, the Adviser owed the Fund $11,435.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2022, the Adviser may seek repayment of expense reimbursements in the amount as follows:

Recoverable through
August 31, 2023	$34,216
August 31, 2024	139,672
February 28, 2025	71,775

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

16

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Certain officers and a Trustee of the Trust are also employees of Ultimus and are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to November 15, 2021, these fees were $2,510 for non-Chairman, $2,960 for the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee, and $3,160 for the Independent Chairman of the Board. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were $26,814 and $38,837, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2022.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the Adviser owned 99.99% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

17

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$63,109
Gross unrealized depreciation	(20,920)
Net unrealized appreciation on investments	$42,189
Tax cost of investments	$183,473

The tax character of distributions paid for the fiscal year ended August 31, 2021, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$253
Total distributions paid	$253

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,596
Undistributed long-term capital gains	232
Unrealized appreciation on investments	73,612
Total accumulated earnings	$84,440

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2022, the Fund had 27.13% of the value of its net assets invested in stocks within the Health Care sector.

18

FISHER INVESTMENTS INSTITUTIONAL GROUP

U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

19

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

20

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2021	2022	Period(a)	Ratio
Actual	$1,000.00	$893.90	$3.52	0.75%
Hypothetical(b)	$1,000.00	$1,021.08	$3.76	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

21

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited)

The Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 16, 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2022, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)      Fund Performance. The Trustees next reviewed and discussed the performance of the Fund for periods ended December 31, 2021. The Trustees noted that the Fund had significantly outperformed the average and median of its Morningstar Small Blend

22

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited) – (continued)

category for the one-year and since inception periods, and had also outperformed its benchmark, the Russell 2000 Index, for both periods. The Trustees noted that the Fund performed comparably to composite accounts managed by Fisher with similar investment strategies to the Fund. Based upon the foregoing, the Trustees concluded the performance of the Fund is acceptable.

(iii)    Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the management fee of the Fund is slightly above the average and median of the Fund’s Morningstar category. The Trustees also considered that Fisher has committed to waive its management fees and/ or reimburse expenses of the Fund through at least December 31, 2026. The Trustees also considered that the management fees of the Fund are lower than the fees that Fisher charges to the comparable composite account.

The Trustees also considered profitability analyses for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fees represent reasonable compensation in light of the nature and excellent quality of Fisher’s services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

23

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	Yes
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Small Cap Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

This page intentionally left blank.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Kenneth G.Y. Grant, Chairman	Cohen & Company, Ltd.
David R. Carson	151 N Franklin Street, Suite 575
Daniel J. Condon	Chicago, IL 60606
Gary E. Hippenstiel
Stephen A. Little	LEGAL COUNSEL
Ronald C. Tritschler	Thompson Hine LLP
312 Walnut Street, 20th Floor
OFFICERS	Cincinnati, OH 45202
Martin R. Dean, President
Gweneth K. Gosselink, Chief Compliance Officer	CUSTODIAN
Zachary P. Richmond, Treasurer and Chief Financial Officer	U.S. Bank, N.A.
Lynn E. Wood, Assistant Chief Compliance Officer	425 Walnut Street
Cincinnati, OH 45202
INVESTMENT ADVISER
Fisher Asset Management, LLC	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
5525 NW Fisher Creek Drive	Ultimus Fund Solutions, LLC
Camas, WA 98607	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Fisher3-SAR-22

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2022

Fisher Investments Institutional Group

U.S. Large Cap Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive,

Camas, Washington 98607

(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP

U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Investment Results (Unaudited)

Average Annual Total Return as of February 28, 2022(a)
			Since
			Inception
Fund/Index	Six Months	One Year	(7/17/20)
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund	(8.01)%	16.93%	23.42%
S&P 500 Index(b)	(2.62)%	16.39%	22.52%

			Expense
			Ratios(c)
Gross			74.51%
With Applicable Waivers			0.47%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Large Cap Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The S&P 500 Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2021. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2022 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

1

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The Fund seeks to outperform, net of fees and expenses, the return of the S&P 500 Index as its investment objective.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

COMMON STOCKS — 100.83%	Shares	Fair Value

Communications — 7.93%
Alphabet, Inc., Class A(a)	3	$8,103
Meta Platforms, Inc., Class A(a)	24	5,065
Netflix, Inc.(a)	9	3,551
		16,719
Consumer Discretionary — 8.26%
Amazon.com, Inc.(a)	3	9,213
Home Depot, Inc. (The)	26	8,212
		17,425
Consumer Staples — 1.93%
Costco Wholesale Corp.	4	2,077
General Mills, Inc.	18	1,214
Kimberly-Clark Corp.	6	781
		4,072
Energy — 6.22%
ConocoPhillips	30	2,846
Exxon Mobil Corp.	19	1,490
Halliburton Co.	64	2,146
Hess Corp.	28	2,830
Pioneer Natural Resources Co.	12	2,874
Schlumberger Ltd.	24	942
		13,128
Financials — 6.84%
American Express Co.	26	5,059
BlackRock, Inc.	5	3,719
Goldman Sachs Group, Inc. (The)	12	4,095
JPMorgan Chase & Co.	11	1,560
		14,433
Health Care — 10.28%
Abbott Laboratories	17	2,051
Align Technology, Inc.(a)	8	4,091
Amgen, Inc.	5	1,132
Biogen, Inc.(a)	6	1,266
DexCom, Inc.(a)	2	828
IDEXX Laboratories, Inc.(a)	2	1,065
Intuitive Surgical, Inc.(a)	15	4,354
Johnson & Johnson	5	823
Medtronic PLC	16	1,680
Merck & Co., Inc.	32	2,451

See accompanying notes which are an integral part of these financial statements.

3

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2022 (Unaudited)

COMMON STOCKS — 100.83% - continued	Shares	Fair Value

Health Care — 10.28% - continued
Pfizer, Inc.	20	$939
ResMed, Inc.	4	987
Viatris, Inc.	1	11
		21,678
Industrials — 4.80%
3M Co.	7	1,041
Caterpillar, Inc.	9	1,688
HEICO Corp.	10	1,475
Norfolk Southern Corp.	4	1,026
Rockwell Automation, Inc.	9	2,399
Spirit AeroSystems Holdings, Inc., Class A	12	600
United Parcel Service, Inc., Class B	9	1,894
		10,123
Materials — 2.43%
Nucor Corp.	39	5,133

Technology — 52.14%
Adobe, Inc.(a)	10	4,677
Advanced Micro Devices, Inc.(a)	73	9,004
Apple, Inc.	119	19,649
Autodesk, Inc.(a)	15	3,303
Cisco Systems, Inc.	50	2,789
Intel Corp.	59	2,814
Microsoft Corp.	47	14,043
MSCI, Inc.	11	5,519
NVIDIA Corp.	64	15,607
Oracle Corp.	41	3,115
PayPal Holdings, Inc.(a)	38	4,253
QUALCOMM, Inc.	28	4,816
salesforce.com, Inc.(a)	32	6,737
Texas Instruments, Inc.	32	5,440
Visa, Inc., Class A	38	8,212
		109,978

Total Common Stocks — 100.83% (Cost $161,454)		212,689

See accompanying notes which are an integral part of these financial statements.

4

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2022 (Unaudited)

MONEY MARKET FUNDS — 6.55%	Shares	Fair Value

First American Government Obligations Fund, X Class, 0.03%(b)	13,807	$13,807

Total Money Market Funds — 6.55% (Cost $13,807)		13,807

Total Investments — 107.38% (Cost $175,261)		226,496

Liabilities in Excess of Other Assets — (7.38)%		(15,576)

NET ASSETS — 100.00%		$210,920

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

5

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets
Investments in securities at fair value (cost $175,261)	$226,496
Dividends receivable	203
Receivable from Adviser	11,449
Prepaid expenses	2,310
Total Assets	240,458
Liabilities
Payable to affiliates	11,814
Other accrued expenses	17,724
Total Liabilities	29,538
Net Assets	$210,920
Net Assets consist of:
Paid-in capital	155,412
Accumulated earnings	55,508
Net Assets	$210,920
Shares outstanding (unlimited number of shares authorized, no par value)	15,361
Net asset value, offering and redemption price per share	$13.73

See accompanying notes which are an integral part of these financial statements.

6

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF OPERATIONS

For the six months ended February 28, 2022 (Unaudited)

Investment Income
Dividend income	$1,083
Total investment income	1,083
Expenses
Administration	20,796
Legal	9,278
Audit and tax	8,956
Trustee	7,246
Transfer agent	5,951
Compliance services	5,951
Report printing	1,850
Custodian	1,240
Registration	696
Adviser	452
Pricing	247
Miscellaneous	9,385
Total expenses	72,048
Fees waived and expenses reimbursed by Adviser	(71,517)
Net operating expenses	531
Net investment income	552
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	7,149
Net change in unrealized depreciation of investment securities	(26,017)
Net realized and change in unrealized loss on investments	(18,868)
Net decrease in net assets resulting from operations	$(18,316)

See accompanying notes which are an integral part of these financial statements.

7

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended	For the
	February 28,	Year Ended
	2022	August 31,
	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$552	$1,119
Net realized gain on investment securities transactions	7,149	745
Net change in unrealized appreciation (depreciation) of investment securities	(26,017)	59,421
Net increase (decrease) in net assets resulting from operations	(18,316)	61,285
Distributions From:
Net investment income	(1,068)	(505)
Net realized gains	(3,829)	—
Total distributions	(4,897)	(505)
Capital Transactions
Reinvestment of distributions	4,897	505
Net increase in net assets resulting from capital transactions	4,897	505
Total Increase (Decrease) in Net Assets	(18,316)	61,285
Net Assets
Beginning of period	229,236	167,951
End of period	$210,920	$229,236
Share Transactions
Shares issued in reinvestment of distributions	317	43
Net increase in shares	317	43

See accompanying notes which are an integral part of these financial statements.

8

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the
	February 28,		Year Ended	Period Ended
	2022		August 31,	August 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$15.24		$11.20	$10.00
Investment operations:
Net investment income	0.04		0.07	0.01
Net realized and unrealized gain (loss)	(1.23)		4.00	1.19
Total from investment operations	(1.19)		4.07	1.20
Less distributions from:
Net investment income	(0.07)		(0.03)	—
Net realized gains	(0.25)		—	—
Total distributions	(0.32)		(0.03)	—
Net asset value, end of period	$13.73		$15.24	$11.20
Total Return(b)	(8.01	)% (c)	36.46%	12.00	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$211		$229	$168
Ratio of net expenses to average net assets	0.47	% (d)	0.47%	0.47	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	63.79	% (d)	74.51%	185.76	% (d)
Ratio of net investment income to average net assets	0.49	% (d)	0.60%	0.60	% (d)
Portfolio turnover rate	6	% (c)	9%	—	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks to outperform, net of fees and expenses, the return of the S&P 500 Index as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

10

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended February 28, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended February 28, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

11

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

12

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant

13

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$212,689	$—	$—	$212,689
Money Market Funds	13,807	—	—	13,807
Total	$226,496	$—	$—	$226,496

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the Adviser earned fees of $452 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under

14

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board of Trustees. For the six months ended February 28, 2022, the Adviser waived fees and reimbursed expenses in the amount of $71,517 for the Fund. At February 28, 2022, the Adviser owed the Fund $11,449.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2022, the Adviser may seek repayment of expense reimbursements in the amount as follows:

Recoverable through
August 31, 2023	$33,995
August 31, 2024	139,012
February 28, 2025	71,517

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

15

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers and a Trustee of the Trust are also employees of Ultimus and are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to November 15, 2021, these fees were $2,510 for non-Chairman, $2,960 for the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee, and $3,160 for the Independent Chairman of the Board. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were $ 14,894 and $ 26,826, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2022.

16

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the Adviser owned 99.99% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$58,462
Gross unrealized depreciation	(7,260)
Net unrealized appreciation on investments	$51,202
Tax cost of investments	$175,294

The tax character of distributions paid for the fiscal year ended August 31, 2021, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$505
Total distributions paid	$505

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,450
Undistributed long-term capital gains	52
Unrealized appreciation on investments	77,219
Total accumulated earnings	$78,721

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund

17

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2022 (Unaudited)

NOTE 8. SECTOR RISK – continued

and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2022, the Fund had 52.14% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

19

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2021	2022	Period(a)	Ratio
Actual	$1,000.00	$919.90	$2.24	0.47%
Hypothetical(b)	$1,000.00	$1,022.46	$2.36	0.47%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

INVESTMENT ADVISORY AGREEMENT APPROVAL

(Unaudited)

The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 16, 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2022, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

21

INVESTMENT ADVISORY AGREEMENT APPROVAL

(Unaudited) – (continued)

(ii)      Fund Performance. The Trustees next reviewed and discussed the performance of the Fund for periods ended December 31, 2021. The Trustees noted that the Fund had significantly outperformed the average and median of its Morningstar Large Blend category and its benchmark, the S&P 500 Index, for the one-year and since inception periods. The Trustees noted that the Fund performed comparably to composite accounts managed by Fisher with similar investment strategies to the Fund. Based upon the foregoing, the Trustees concluded the performance of the Fund is acceptable.

(iii)    Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for each Fisher Fund. The Trustees noted that the management fee of the Fund is below the average and median of the Fund’s Morningstar category. The Trustees also considered that Fisher has committed to waive its management fees and/ or reimburse expenses of the Fund through at least December 31, 2026. The Trustees also considered that the management fees of the Fund are lower than the fees that Fisher charges to the respective composite accounts.

The Trustees also considered profitability analyses for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fees represent reasonable compensation in light of the nature and excellent quality of Fisher’s services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

22

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintainyour account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Daniel J. Condon	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 20th Floor
Martin R. Dean, President	Cincinnati, OH 45202
Gweneth K. Gosselink,
Chief Compliance Officer	CUSTODIAN
Zachary P. Richmond,	U.S. Bank, N.A.
Treasurer and Chief Financial Officer	425 Walnut Street
Lynn E. Wood, Assistant Chief	Cincinnati, OH 45202
Compliance Officer
ADMINISTRATOR, TRANSFER
INVESTMENT ADVISER	AGENT AND FUND ACCOUNTANT
Fisher Asset Management, LLC	Ultimus Fund Solutions, LLC
5525 NW Fisher Creek Drive	225 Pictoria Drive, Suite 450
Camas, WA 98607	Cincinnati, OH 45246

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher2-SAR-22

OneAscent Large Cap Core ETF (OALC)

NYSE Arca, Inc.

Semi-Annual Report

February 28, 2022

OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, Alabama 35242 Telephone: 1-800-222-8274

Investment Results (Unaudited)

Total Returns* as of February 28, 2022

Since
Inception
11/15/2021
OneAscent Large Cap Core ETF - NAV	(10.11)%
OneAscent Large Cap Core ETF - Market Price	(10.19)%
S&P 500® Index(a)	(6.20)%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent Large Cap Core ETF’s (the “Fund”) prospectus dated November 7, 2021, were 0.76% of average daily net assets. OneAscent Investment Solutions, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through December 31, 2022. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 28, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund's per share net asset value ("NAV") is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The S&P 500® Index is widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do

1

Investment Results (Unaudited) (continued)

not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

OneAscent Large Cap Core ETF Holdings as of February 28, 2022.*

*	As a percentage of net assets.

The investment objective of the OneAscent Large Cap Core ETF is to seek capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at http://investments.oneascent.com.

3

OneAscent Large Cap Core ETF
Schedule of Investments
February 28, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.08%
Communications — 4.38%
Cable One, Inc.	408	$584,603
Discovery, Inc., Series A(a)	40,800	1,144,440
Fox Corp., Class B	20,400	780,504
		2,509,547
Consumer Discretionary — 10.30%
AutoZone, Inc.(a)	306	570,198
Copart, Inc.(a)	3,060	376,012
D.R. Horton, Inc.	10,302	879,790
Deckers Outdoor Corp.(a)	714	206,089
Floor & Decor Holdings, Inc., Class A(a)	2,346	224,325
Fortune Brands Home & Security, Inc.	3,162	274,778
Lennar Corp., Class A	3,060	275,033
LKQ Corp.	5,610	263,390
Lululemon Athletica, Inc.(a)	1,326	424,240
Pool Corp.	612	280,651
PulteGroup, Inc.	6,324	314,050
Tapestry, Inc.	7,548	308,713
Thor Industries, Inc.	6,018	544,629
Tractor Supply Co.	2,142	436,518
Williams-Sonoma, Inc.	2,346	339,842
YETI Holdings, Inc.(a)	2,958	182,094
		5,900,352
Consumer Staples — 6.52%
Church & Dwight Co., Inc.	7,140	698,649
Clorox Co. (The)	1,938	282,541
Costco Wholesale Corp.	1,530	794,452
Estee Lauder Cos., Inc. (The), Class A	1,326	392,934
McCormick & Co., Inc.	9,792	931,905
Target Corp.	3,162	631,672
		3,732,153
Energy — 3.31%
EOG Resources, Inc.	4,998	574,370
Hess Corp.	3,876	391,709
ONEOK, Inc.	4,896	319,709
Pioneer Natural Resources Co.	2,550	610,980
		1,896,768
Financials — 12.30%
Arch Capital Group Ltd.(a)	14,688	691,952
Brown & Brown, Inc.	5,100	344,811
Cboe Global Markets, Inc.	2,346	275,162
Charles Schwab Corp. (The)	7,854	663,349
Chubb Ltd.	6,068	1,235,689
Cincinnati Financial Corp.	3,774	463,409
Everest Re Group Ltd.	1,734	517,113
Progressive Corp. (The)	6,630	702,316
RenaissanceRe Holdings Ltd.	2,040	307,591
SVB Financial Group(a)	1,326	803,556

See accompanying notes which are an integral part of these financial statements.

4

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
February 28, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.08% - continued
Financials — 12.30% - continued
T. Rowe Price Group, Inc.	4,998	$722,511
Willis Towers Watson PLC	1,428	317,444
		7,044,903
Health Care — 12.54%
Align Technology, Inc.(a)	510	260,845
Anthem, Inc.	1,530	691,331
Cigna Corp.	2,958	703,352
Danaher Corp.	2,754	755,725
DexCom, Inc.(a)	510	211,094
Exelixis, Inc.(a)	16,422	337,144
Horizon Therapeutics PLC(a)	4,284	390,572
Incyte Corp.(a)	9,384	640,927
Laboratory Corp of America Holdings(a)	1,122	304,354
Neurocrine Biosciences Inc.(a)	3,468	311,669
PerkinElmer, Inc.	1,938	348,084
QIAGEN NV(a)	5,916	293,966
Quidel Corp.(a)	2,652	280,555
Vertex Pharmaceuticals, Inc.(a)	5,814	1,337,337
West Pharmaceutical Services, Inc.	816	315,857
		7,182,812
Industrials — 5.58%
AMERCO	408	235,665
Amphenol Corp., Class A	3,876	294,614
Cintas Corp.	1,122	421,109
Expeditors International of Washington, Inc.	2,550	263,568
Generac Holdings, Inc.(a)	714	225,246
Graco, Inc.	4,080	294,127
JB Hunt Transport Services, Inc.	1,632	331,181
Old Dominion Freight Line, Inc.	918	288,280
Rollins, Inc.	8,874	289,559
Stanley Black & Decker, Inc.	1,530	248,931
Toro Co. (The)	3,264	306,196
		3,198,476
Materials — 3.86%
Advanced Drainage Systems, Inc.	2,550	297,636
MDU Resources Group, Inc.	11,016	294,898
Newmont Corp.	11,322	749,516
Sherwin-Williams Co. (The)	1,020	268,393
Steel Dynamics, Inc.	4,896	345,560
Trex Co., Inc.(a)	2,754	252,927
		2,208,930
Real Estate — 3.64%
CBRE Group, Inc., Class A(a)	6,018	582,844
Crown Castle International Corp.	2,550	424,805
Jones Lang LaSalle, Inc.(a)	1,224	301,373
Prologis, Inc.	3,264	476,053
Sun Communities, Inc.	1,632	295,392
		2,080,467

See accompanying notes which are an integral part of these financial statements.

5

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
February 28, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.08% - continued
Technology — 28.25%
Adobe, Inc.(a)	2,040	$954,067
Advanced Micro Devices, Inc.(a)	7,038	868,067
Arista Networks, Inc.(a)	4,896	600,886
Broadcom, Inc.	1,490	875,286
FactSet Research Systems, Inc.	714	289,948
Fortinet, Inc.(a)	1,836	632,539
Garmin Ltd.	3,366	371,741
Intuit, Inc.	1,530	725,786
KLA Corp.	1,574	548,539
Lam Research Corp.	980	550,123
Leidos Holdings, Inc.	3,366	342,793
MarketAxess Holdings, Inc.	816	311,247
MasterCard, Inc., Class A	3,570	1,288,128
Micron Technology, Inc.	12,750	1,132,965
Microsoft Corp.	12,036	3,596,237
MKS Instruments, Inc.	1,938	291,863
NVIDIA Corp.	1,906	464,778
Paylocity Holding Corp.(a)	1,020	216,689
PayPal Holdings, Inc.(a)	3,570	399,590
S&P Global, Inc.	1,020	383,214
TD SYNNEX Corp.	2,754	280,440
Universal Display Corp.	1,836	284,415
Verisk Analytics, Inc.	1,530	271,330
VMware, Inc., Class A	2,550	299,166
Zoom Video Communications, Inc., Class A(a)	1,530	202,878
		16,182,715
Utilities — 1.40%
Essential Utilities, Inc.	6,732	317,145
WEC Energy Group, Inc.	5,304	482,027
		799,172

Total Common Stocks/Investments — 92.08% (Cost $56,760,041)		52,736,295
Other Assets in Excess of Liabilities — 7.92%		4,533,491
NET ASSETS — 100.00%		$57,269,786

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

6

OneAscent Large Cap Core ETF
Statement of Assets and Liabilities
February 28, 2022 (Unaudited)

Assets
Investments in securities, at fair value (cost $56,760,041)	$52,736,295
Cash	4,540,552
Dividends receivable	39,856
Total Assets	57,316,703

Liabilities
Payable to Adviser	15,210
Payable to affiliates	21,299
Payable to audit and tax	6,758
Other accrued expenses	3,650
Total Liabilities	46,917
Net Assets	$57,269,786

Net Assets consist of:
Paid-in capital	62,986,156
Accumulated deficit	(5,716,370)
Net Assets	$57,269,786
Shares outstanding (unlimited number of shares authorized, no par value)	2,550,000
Net asset value per share	$22.46

See accompanying notes which are an integral part of these financial statements.

7

OneAscent Large Cap Core ETF
Statement of Operations
For the period ended February 28, 2022(a) (Unaudited)

Investment Income
Dividend income	$160,228
Total investment income	160,228

Expenses
Adviser	52,289
Administration	17,827
Audit and tax	6,758
Legal	6,504
Compliance services	6,055
Transfer agent	4,722
Custodian	3,936
Trustee	3,842
Report printing	2,202
Pricing	799
Miscellaneous	14,639
Net operating expenses	119,573
Net investment income	40,655

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,700,029)
Change in unrealized depreciation on:
Investment securities	(4,023,746)
Net realized and change in unrealized gain (loss) on investment securities	(5,723,775)
Net decrease in net assets resulting from operations	$(5,683,120)

(a)	For the period November 15, 2021 (commencement of operations) to February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

8

OneAscent Large Cap Core ETF
Statement of Changes in Net Assets

For the
Period Ended
February 28,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$40,655
Net realized loss on investment securities	(1,700,029)
Change in unrealized depreciation on investment securities	(4,023,746)
Net decrease in net assets resulting from operations	(5,683,120)

Distributions to Shareholders From:
Earnings	(33,250)
Total distributions	(33,250)

Capital Transactions
Proceeds from shares sold	62,986,156
Net increase in net assets resulting from capital transactions	62,986,156
Total Increase in Net Assets	57,269,786

Net Assets
Beginning of period	$—
End of period	$57,269,786

Share Transactions
Shares sold	2,550,000
Net increase in shares outstanding	2,550,000

(a)	For the period November 15, 2021 (commencement of operations) to February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

9

OneAscent Large Cap Core ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	February
	28, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income	0.01
Net realized and unrealized loss on investments	(2.54)
Total from investment operations	(2.53)

Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$22.46
Market price, end of period	$22.44

Total Return(b)	(10.11	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$57,270
Ratio of net expenses to average net assets	0.79	% (d)
Ratio of net investment income to average net assets	0.27	% (d)
Portfolio turnover rate(e)	3	% (c)

(a)	For the period November 15, 2021 (commencement of operations) to February 28, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

10

OneAscent Large Cap Core ETF
Notes to the Financial Statements
February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended February 28, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since then, as

11

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent

12

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities

13

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$52,736,295	$—	$—	$52,736,295
Total	$52,736,295	$—	$—	$52,736,295

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net

14

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

assets. For the period ended February 28, 2022, the Adviser earned a fee of $52,289 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% of the Fund’s average daily net assets through December 31, 2022. For the period ended February 28, 2022, the Adviser did not waive any fees. At February 28, 2022, the Fund owed the Adviser $15,210.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The

15

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance

& Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were $1,430,623 and $5,500,779, respectively.

For the period ended February 28, 2022, purchases and sales for in-kind transactions were $62,530,225 and $0, respectively.

For the period ended February 28, 2022, the Fund had in-kind net realized gains of $0.

There were no purchases or sales of long-term U.S. government obligations during the period ended February 28, 2022.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of

16

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended February 28, 2022, the Fund received $7,500 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,787,904
Gross unrealized depreciation	(5,811,650)
Net unrealized depreciation on investments	$(4,023,746)
Tax cost of investments	$56,760,041

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2022, the Fund had 28.25% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

17

OneAscent Large Cap Core ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 15, 2021 (commencement of operations) through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid		Annualized
	November	February	During		Expense
	15, 2021	28, 2022	Period(a)		Ratio
OneAscent Large Cap Core ETF
Actual	$1,000.00	$898.90	$2.16		0.79%
Hypothetical(b)	$1,000.00	$1,020.87	$3.97	(c)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the period since commencement of operations on November 15, 2021).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

Investment Advisory Agreement Approval (Unaudited)

The OneAscent Large Cap Core ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, OneAscent Investment Solutions, LLC (“OneAscent”). The Board approved the management agreement.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees met at their quarterly meeting in August 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and OneAscent. At the Trustees’ quarterly meeting held in August 2021, the Board interviewed certain executives of OneAscent, including OneAscent’s Chief Executive Officer, Portfolio Managers and Chief Compliance Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or OneAscent (the “Independent Trustees”), approved the management agreement between the Trust and OneAscent for an initial period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that OneAscent would provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of OneAscent’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at OneAscent who would provide services to the Fund. They discussed OneAscent’s value-based investment strategy, how any screens are applied, and the self-discipline associated with such impact investing. The Trustees discussed and reviewed OneAscent’s compliance program and its compliance policies and procedures with respect to regulatory requirements for ETFs, and Mr. Dean and Mr. Wood provided assurances regarding their continuing review and oversight with respect to the adoption of appropriate compliance policies. They further discussed with OneAscent the firm’s financial position and its commitment with respect to supporting the expense reimbursement and fee waiver commitments to the Fund. After a thorough discussion and consideration, the Trustees concluded that OneAscent has adequate resources to provide satisfactory investment management services to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed the performance of OneAscent’s separately managed accounts that have an investment strategy similar to that of the Fund. The Trustees once again considered the Fund’s faith-based investment strategy. It was the consensus of the Trustees that it was reasonable to conclude that OneAscent has the ability to manage the Fund successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Morningstar Large Blend category, which indicated that the Fund’s proposed management

20

Investment Advisory Agreement Approval (Unaudited) (continued)

fee and estimated net expense ratio are higher than the average and median for the category. The Trustees noted that the management fee is lower than the fee that OneAscent charges its separately managed accounts but that its total expenses are estimated to be higher. The Trustees also considered a profitability analysis prepared by OneAscent for its management of the Fund, which indicated that, after the deduction of marketing expenses, OneAscent does not expect to earn a profit as a result of managing the Fund in its first year of operations but that it does expect to earn a profit, both before and after deduction of marketing expenses, in the second year of operations.

The Trustees considered other potential benefits that OneAscent may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted that OneAscent currently does not have soft dollar arrangements in place but may in the future. After considering the above information, the Trustees concluded that the proposed management fee represents reasonable compensation in light of the nature and quality of the services that OneAscent proposes to provide to the Fund, the fees paid by competitive mutual funds, and the anticipated lack of profitability of OneAscent in providing services to the Fund in the first year of operations.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which OneAscent may realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund in its first two years of operations, and OneAscent’s anticipated lack of profitability in managing the Fund in the first year of operations, it does not appear that OneAscent would realize benefits from economies of scale in managing the Fund in the near term to such an extent that breakpoints in the management fee were appropriate for consideration at this time.

21

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 222-8274 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Kenneth G.Y. Grant, Chairman	Cohen & Company, Ltd.
David R. Carson	151 N Franklin Street, Suite 575
Daniel J. Condon	Chicago, IL 60606
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink, Chief Compliance Officer	312 Walnut Street, 20th Floor
Zachary P. Richmond, Treasurer and Chief Financial Officer	Cincinnati, OH 45202
Lynn E. Wood, Assistant Chief Compliance Officer

INVESTMENT ADVISER	CUSTODIAN AND TRANSFER AGENT
OneAscent Investment Solutions, LLC	Brown Brothers Harriman & Co.
23 Inverness Center Parkway	50 Post Office Square
Birmingham, AL 35242	Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR AND FUND ACCOUNTANT
Northern Lights Distributors, LLC	Ultimus Fund Solutions, LLC
17605 Wright Street	225 Pictoria Drive, Suite 450
Omaha, NE 68130
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

ONEASENT-SAR-22

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Martin R. Dean

Martin R. Dean, President

Date May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Martin R. Dean

Martin R. Dean, President

Date May 4, 2022

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 5/4/2022